UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2003
                                                     --------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Polar Capital LLP
         ----------------------------
Address: 4 Matthew Parker Street
         ----------------------------
           London  SW1H 9NP
         ----------------------------
           England
         ----------------------------


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:    Boura Tomlinson
         ----------------------------
Title:   Head of Legal and Compliance
         ----------------------------
Phone:   +44 (0) 20 7227 2758
         ----------------------------

Signature, Place, and Date of Signing:


/s/ Boura Tomlinson
-------------------
[Signature]

London, England
---------------
[City, State]

May 5, 2009
-------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         0

--------------------------------------------------------------------------------



Form 13F Information Table Entry Total:


         97

--------------------------------------------------------------------------------




Form 13F Information Table Value Total:



$106,327 (thousands)

--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


                                                                                                                    VOTING AUTHORITY
NAME OF ISSUER        TITLE OF      CUSIP         VALUE         SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------     -----         -----         -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                       (x$1000)      PRN AMT            CALL  DISCRETION MANAGERS
                      -----                       --------      -------            ----  ---------- --------
Applera Appd Bios      COM          38020103          801         80000      shs            SOLE                    80000
BEA Systems            COM          073325102         406        300000      shs            SOLE                   300000
First Data             COM          319963104        4004        171000      shs            SOLE                   171000
NDS Gp                 COM          628891103         328         40000      shs            SOLE                    40000
Sungard Data Systems   COM          867363103        1348        100000      shs            SOLE                   100000
Allegiance Telecom     COM          01747T102         232        800000      shs            SOLE                   800000
Applied Films          COM          038197109          32         52000      shs            SOLE                    52000
Biogen NV              COM          090597105        1516         80000      shs            SOLE                    80000
Biomet                 COM          090613100        1939        100000      shs            SOLE                   100000
Checkfree              COM          162813109         225         30000      shs            SOLE                    30000
Ciena                  COM          171779101         912        330000      shs            SOLE                   330000
Cray Inc               COM          225223106         502         76000      shs            SOLE                    76000
InterActiveCorp        COM          45840f105         536         20000      shs            SOLE                    20000
Interwoven             COM          461142101         255        640000      shs            SOLE                   640000
JDS Uniphase           COM          46612j101         478        265000      shs            SOLE                   265000
Netiq                  COM          64115P102         446         40000      shs            SOLE                    40000
Nextel Comms           COM          65332V103        1017        120000      shs            SOLE                   120000
Nuance Comms           COM          669967101         218        100000      shs            SOLE                   100000
Peoplesoft             COM          712713106         581         60000      shs            SOLE                    60000
Peregrine Systems      COM          71361106           35        200000      shs            SOLE                   200000
Prof Staff Spn         COM          74315R105         129        123782      shs            SOLE                   123782
Retek                  COM          76128Q109         577        100000      shs            SOLE                   100000
RIVERSTONE NETWKS      COM          769320102         175        125000      shs            SOLE                   125000
Scientific-Atlanta     COM          808655104         275         20000      shs            SOLE                    20000
Siebel Sys             COM          826170102        1014        200000      shs            SOLE                   200000
Tegal                  COM          879008100         409       1075000      shs            SOLE                  1075000
Tektronix              COM          879131100         206         12000      shs            SOLE                    12000
Adobe Systems          COM          00724F101        2341        120000      shs            SOLE                   120000
Advanced Micro
  Devices              COM          007903107         185         85000      shs            SOLE                    85000
Amgen                  COM          031162100        4187        115000      shs            SOLE                   115000
Analog Devices         COM          032654105        1740        100000      shs            SOLE                   100000
Applied Mats           COM          038222105        1040        130622      shs            SOLE                   130622
Applied Micro
  Circuits             COM          03822W106         196         60000      shs            SOLE                    60000
Art Technology Group   COM          04289L107         203        250000      shs            SOLE                   250000
Aspen Technology       COM          045327103         300        125000      shs            SOLE                   125000
Autodesk               COM          052769106         965        100000      shs            SOLE                   100000
Automatic Data
  Processing           COM          053015103        1597         82000      shs            SOLE                    82000
Biotech Holdrs Trust   COM          09067D201        2065         35000      shs            SOLE                    35000
Boston Scientific      COM          101137107        1676         65000      shs            SOLE                    65000
Cadence Design System  COM          127387108         450        395000      shs            SOLE                   395000
Cisco Systems          COM          17275R102        1930        235000      shs            SOLE                   235000
Cognex                 COM          192422103         424        160000      shs            SOLE                   160000
Coherent Inc           COM          192479103         281         85000      shs            SOLE                    85000
Costar Group           COM          22160N109         496         22500      shs            SOLE                    22500
Dell Inc               COM          24702R101        3196        185000      shs            SOLE                   185000
Dot Hill Systems       COM          25848T109         459         75000      shs            SOLE                    75000
DST Systems            COM          233326107        1377         80000      shs            SOLE                    80000
Electronic Arts        COM          285512109        3376         91000      shs            SOLE                    91000
EMC Mass               COM          268648102        1098        240000      shs            SOLE                   240000
FEI                    COM          30241L109         399         25000      shs            SOLE                    25000
Harris                 COM          413875105         417        145000      shs            SOLE                   145000
Hewlett-Packard        COM          428236103        1672        170000      shs            SOLE                   170000
Intel                  COM          458140100        1216        118023      shs            SOLE                   118023
International
  Business Machines    COM          459200101        5309        107000      shs            SOLE                   107000
Jabil Circuit          COM          466313103         953         86090      shs            SOLE                    86090
Johnson & Johnson      COM          478160104        3954        108000      shs            SOLE                   108000
Juniper Networks       COM          48203R104        1034        200000      shs            SOLE                   200000
KLA Tencor             COM          482480100        2274        100000      shs            SOLE                   100000
KVH Industries         COM          482738101         481         40000      shs            SOLE                    40000
L3 Communications      COM          502424104         201         20000      shs            SOLE                    20000
LAM Research           COM          512807108         656         90980      shs            SOLE                    90980
Lantronix              COM          516548104         385        500000      shs            SOLE                   500000
Linear Tech            COM          535678106         309        100000      shs            SOLE                   100000
Lockheed Martin Corp   COM          539830109        3008        100000      shs            SOLE                   100000
Logitech               COM          541419107          74          2500      shs            SOLE                     2500
Maxim Integ Products   COM          57772K101        2865        125361      shs            SOLE                   125361
McAfee Inc             COM          579064106         655         75000      shs            SOLE                    75000
Medtronic              COM          585055106        3711        130000      shs            SOLE                   130000
Micron Tech            COM          595112103         257         50000      shs            SOLE                    50000
Microsemi              COM          595137100         548         50000      shs            SOLE                    50000
Microsoft              COM          594918104        2144        140000      shs            SOLE                   140000
Motorola               COM          620076109         523        100000      shs            SOLE                   100000
Nat Semiconductor      COM          637640103        1186        110000      shs            SOLE                   110000
NCR                    COM          62886E108         696         60000      shs            SOLE                    60000
Network Appliance      COM          64110D104         708        100000      shs            SOLE                   100000
Novellus Systems       COM          670008101        1130         65518      shs            SOLE                    65518
Oracle                 COM          68389X105        1579        230000      shs            SOLE                   230000
Perkinelmer            COM          714046109         445         50000      shs            SOLE                    50000
Pfizer                 COM          717081103        2405        122000      shs            SOLE                   122000
Qualcomm               COM          747525103        1549         68000      shs            SOLE                    68000
Silicon Precn Inds     COM          827084864           8          4993      shs            SOLE                     4993
Sonus Networks         COM          835916107         450        200000      shs            SOLE                   200000
St Jude Medical        COM          790849103        2005         65000      shs            SOLE                    65000
Symantec               COM          871503108        2355         95000      shs            SOLE                    95000
Synopsys               COM          871607107        1616         60000      shs            SOLE                    60000
Take Two Interactive
Software               COM          874054109         223         40000      shs            SOLE                    40000
Teradyne               COM          880770102         349        138559      shs            SOLE                   138559
Texas Insts            COM          882508104        1191        115000      shs            SOLE                   115000
Time Warner Inc        COM          887319101        1268        184600      shs            SOLE                   184600
Veeco Instruments      COM          922417100         464         30000      shs            SOLE                    30000
Verisign               COM          92343E102         437         50000      shs            SOLE                    50000
Xilinx                 COM          983919101        1949        131565      shs            SOLE                   131565
Yahoo                  COM          984332106        1824        120000      shs            SOLE                   120000
Zebra Technologies     COM          989207105         644         10000      shs            SOLE                    10000
Zimmer Holdings        COM          98956P102          15           500      shs            SOLE                      500
Zoran                  COM          98975F101         387         30000      shs            SOLE                    30000
Zygo                   COM          989855101         226         39800      shs            SOLE                    39800